Basic and Diluted Net Loss Per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to TIP Inc.	$ (15,337)	$ (15,337)
Basic weighted average Common Shares outstanding	44,692,369	44,692,369
Basic net loss per share	$ (0.34)	$ (0.34)	[1]
Net loss attributable to TIP Inc.	$ (15,337)	$ (15,337)
Add back: Net loss attributable to Trilogy LLC Class C Units - Redeemable for Common Shares	(18,444)
Net loss attributable to TIP Inc. and Trilogy LLC Class C Units	$ (33,781)
Basic weighted average Common Shares outstanding	44,692,369	44,692,369
Trilogy LLC Class C Units - Redeemable for Common Shares	37,058,289
Diluted weighted average Common Shares outstanding	81,750,658	81,750,658
Diluted net loss per share	$ (0.41)	$ (0.41)	[1]

[1]	For the period from February 7, 2017 through December 31, 2017